Other non-current assets	12 Months Ended
Dec. 31, 2020
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Other non-current assets

17.   Other non-current assets

	2020	2019
Advances given for property, plant and equipment	561,298	59,959
Prepaid expenses	141,201	133,914
Deposits and guarantees given	78,401	34,602
Receivables from the Public Administration	72,848	72,848
VAT receivable	29,025	1,902
Others	1,069	1,045
	883,842	304,270